ITEM 1.  Schedule of Investments

March 31, 2008 - (Unaudited)

COMMON STOCK
_______________________________________________________________________
_______________________________________________________________________

                                 	    SHARES     MARKET VALUE ($)
_______________________________________________________________________
CONSUMER DISCRETIONARY  (4.30%)  --------------------------------------

COACH, INC.                                21,000            633,150.00
MARRIOTT INTERNATIONAL,INC. - CL A     	   31,000          1,065,160.00
                                                	   ____________
                                                 	   1,698,310.00

CONSUMER STAPLES  (13.99%) --------------------------------------------

ALTRIA GROUP, INC.               	   15,000            333,000.00
CVS CAREMARK CORPORATION                   25,000          1,012,750.00
PEPSICO, INC.                    	   22,000          1,588,400.00
PHILIP MORRIS INTERNATIONAL INC.           15,000            758,700.00
THE CLOROX COMPANY                         15,000            849,600.00
THE PROCTER & GAMBLE COMPANY     	   14,000            980,980.00
                                                	   ____________
                                                	   5,523,430.00

ENERGY  (14.86%) ------------------------------------------------------

EXXON MOBIL CORPORATION           	   16,000          1,353,280.00
HALLIBURTON COMPANY                        30,000          1,179,900.00
SCHLUMBERGER LIMITED             	   20,000          1,740,000.00
WEATHERFORD INTERNATIONAL LTD.             22,000          1,594,340.00
                                                	   ____________
                                                 	   5,867,520.00

FINANCIALS  (4.06%)  --------------------------------------------------

JPMORGAN CHASE & CO.			   19,000	     816,050.00
THE BANK OF NEW YORK MELLON CORPORATION    18,868	     787,361.64
                                                 	   ____________
                                                 	   1,603,411.64

HEALTH CARE  (9.27%) --------------------------------------------------

GILEAD SCIENCES, INC.                      20,000          1,030,600.00
PHARMACEUTICAL HOLDRS (SM) TRUST           12,500            871,750.00
ST. JUDE MEDICAL, INC.           	   20,000            863,800.00
UNITEDHEALTH GROUP INCORPORATED            26,000            893,360.00
                                                 	   ____________
                                                 	   3,659,510.00

INDUSTRIALS (18.02%)  -------------------------------------------------

THE BOEING COMPANY               	   10,800            803,196.00
CSX CORPORATION                            36,000          2,018,520.00
FLUOR CORPORATION                           7,000            988,120.00
GENERAL ELECTRIC COMPANY           	   30,000          1,110,300.00
L-3 COMMUNICATIONS HOLDINGS, INC.          10,000          1,093,400.00
UNITED TECHNOLOGIES CORPORATION            16,000          1,101,120.00
                                                 	   ____________
                                                 	   7,114,656.00

INFORMATION TECHNOLOGY  (25.88%) --------------------------------------

CISCO SYSTEMS, INC.                        40,000            963,600.00
CORNING INCORPORATED                       35,000            841,400.00
EMC CORPORATION                            43,000            616,620.00
GOOGLE INC.                       	    5,000          2,202,350.00
HEWLETT-PACKARD COMPANY                    30,000          1,369,800.00
INTEL CORPORATION                	   50,000          1,059,000.00
MASTERCARD INCORPORATED                    10,000          2,229,900.00
VISA INC.                                  15,000            935,400.00
                                                           ____________
                                                 	  10,218,070.00

MATERIALS  (4.27%) ----------------------------------------------------

PRAXAIR, INC.                    	   20,000          1,684,600.00



UTILITIES  (3.09%) ----------------------------------------------------

EXELON CORPORATION               	   15,000          1,219,050.00



_______________________________________________________________________
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SHORT TERM BONDS/CASH EQUIVALENTS   (2.26%) ...........................
_______________________________________________________________________
JPMORGAN US GOVERNMENT AGENCY SHARES    894,407.10           894,407.10



_______________________________________________________________________
_______________________________________________________________________

TOTAL INVESTMENTS                            	          39,482,964.74


(*) All of the security is pledged as collateral for open option contracts.


ITEM 2. CONTROLS AND PROCEDURES.

 (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section
 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary

Date     May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated. Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary (Principal Executive Officer)

Date     May 30, 2008

Continental Assurance Company

By: /s/ D. Craig Mense
   ----------------------------------------------
   D. Craig Mense
   Executive Vice President and Chief Financial Officer
   (Principal Financial and Accounting Officer)

Date     May 30, 2008